Consolidated statement of financial position - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Lease right-of-use assets	€ 444	€ 489
Property and equipment	313	291
Goodwill	736	478
Intangible assets	97	58
Long term investments	2,277	1,497
Restricted cash and other non-current assets	78	69
Deferred tax assets	15	9
Non-current assets	3,960	2,891
Current assets
Trade and other receivables	464	402
Income tax receivable	4	4
Short term investments	596	692
Cash and cash equivalents	1,151	1,065
Other current assets	151	68
Current assets	2,366	2,231
Total assets	6,326	5,122
Equity
Share capital	0	0
Other paid in capital	4,583	4,192
Treasury shares	(175)	(370)
Other reserves	1,687	924
Accumulated deficit	(3,290)	(2,709)
Equity attributable to owners of the parent	2,805	2,037
Non-current liabilities
Lease liabilities	577	622
Accrued expenses and other liabilities	42	20
Provisions	2	2
Deferred tax liabilities	0	2
Non-current liabilities	621	646
Current liabilities
Trade and other payables	638	549
Income tax payable	9	9
Deferred revenue	380	319
Accrued expenses and other liabilities	1,748	1,438
Provisions	20	13
Derivative liabilities	105	111
Current liabilities	2,900	2,439
Total liabilities	3,521	3,085
Total equity and liabilities	€ 6,326	€ 5,122